Subsequent Events (Details) - Subsequent Event - USD ($) $ in Thousands	Mar. 03, 2021	Apr. 07, 2021
White Lion Capital, LLC | Registration rights agreement
Subsequent Events
Amount of Purchase Notice Shares	$ 50,000
Streeterville CapitalLLC | Securities purchase agreement
Subsequent Events
Amount of convertible debentures issued		$ 7,500
Streeterville CapitalLLC | Securities purchase agreement | First Closing
Subsequent Events
Amount of convertible debentures issued		2,500
Streeterville CapitalLLC | Securities purchase agreement | Second Closing
Subsequent Events
Amount of convertible debentures issued		2,500
Streeterville CapitalLLC | Securities purchase agreement | Third Closing
Subsequent Events
Amount of convertible debentures issued		$ 2,500